INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Original amounts:
Finite-Lived Intangible Assets, Gross	$ 116,473	$ 147,735
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	76,830	72,475
Total	39,643	75,260
Capitalized Software Costs [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	68,124	83,225
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	53,899	49,776
Customer Relationship [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	39,853	51,192
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	18,950	17,609
Acquired Technology [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	3,112	7,980
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	429	1,575
Other Intangible Assets [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	5,384	5,338
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	$ 3,552	$ 3,515